Note 6 - Tax Status (Details Textual) - EBP 71-0335111 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Tax Determination Letter, Obtained [true false]	true
EBP, Tax Determination Letter, Date	Nov. 17, 2017
EBP, Tax Qualification Status [Extensible Enumeration]	Qualified Plan [Member]